1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies And Organization Details 2
Deferred tax liability:	$ 0	$ 0
Deferred tax asset
Net Operating Loss Carryforward	2,813,989	3,324,665
Valuation allowance	(2,813,989)	(3,324,665)
Net deferred tax asset	0	0
Net deferred tax liability	$ 0	$ 0